DEBT AND CREDIT FACILITIES 8 (Details) - Debt Instrument, Luz Del Sur [Member] $ in Millions	Dec. 31, 2015 USD ($)
Other Long Term Debt Due November 14 2017 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 15
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	6.55%
Other Long Term Debt Due February 27 2018 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 9
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	6.70%
Other Long Term Debt Due May 18 2018 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 13
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.18%
Other Long Term Debt Due June 1 2018 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 22
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.18%
Other Long Term Debt Due September 3 2026 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 25
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	8.75%